ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	$ 2,575	$ 2,530
Total assets	17,041	15,804
Accounts payable and other	5,454	4,865
Total liabilities	12,086	9,740
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Accounts and other receivable, net	49	0
Inventory	11	0
Property, plant and equipment	36	14
Total assets	96	14
Accounts payable and other	15	0
Total liabilities	$ 15	$ 0